Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
	Summary		Average Summary	Average	Investment Based on:
	Compensation	Compensation	Compensation	Compensation	Total	Net Income/
	Table Total	Actually	Table Total for	Actually Paid to	Shareholder	(Loss)
Year	for PEO(1)	Paid PEO(2)	Non-PEO NEO(1)	Non-PEO NEO(2)	Return (3)	In ($000s)
2024	$920,841	$1,080,664	$545,400	$594,152	$22.68	$(11,624)
2023	$738,166	$(29,333)	$455,686	$219,302	$25.08	$(17,882)
2022	$1,416,069	$(977,377)	$728,341	$836	$45.77	$15,811
(1)	Our PEO for each of fiscal years 2024, 2023 and 2022 was Dr. Young. Our Non-PEO NEO for each of such fiscal years was Mr. Fischer.
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.
(3)	The amounts shown reflect the Company’s total shareholder return measured based on a fixed $100 investment made on December 31, 2020, the last trading day before the earliest fiscal year shown in the table.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2024	PEO	920,841	(404,029)	619,285	(36,290)	(19,143)	—	1,080,664
	Non-PEO NEO	545,400	(166,538)	234,911	(12,883)	(6,738)	—	594,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836

NOTE: There were no awards granted and vesting in the same fiscal year.

PEO Total Compensation Amount	$ 920,841	$ 738,166	$ 1,416,069
PEO Actually Paid Compensation Amount	$ 1,080,664	(29,333)	(977,377)
Adjustment To PEO Compensation, Footnote
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2024	PEO	920,841	(404,029)	619,285	(36,290)	(19,143)	—	1,080,664
	Non-PEO NEO	545,400	(166,538)	234,911	(12,883)	(6,738)	—	594,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836

NOTE: There were no awards granted and vesting in the same fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 545,400	455,686	728,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 594,152	219,302	836
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table sets forth the amounts adjusted from the Summary Compensation table total to derive the Compensation Actually Paid for each fiscal year shown.

				Add	Change in Yearend	Change in Value	Subtract Value of
				Year-end Value	Value of Awards	through Vesting	Awards Granted in
				of Awards Granted	Granted in Prior	of Awards Granted	Prior Year that
		Summary		in Fiscal Year	Year Unvested as	in Prior Year	Failed to Meet
		Compensation	Subtract	Unvested at	of Fiscal	Vested During	Vesting Conditions	Compensation
		Table Total	Stock Awards	Fiscal Yearend	Yearend	Fiscal Year	in Fiscal Year	Actually Paid
Year	Executive	($)	($)	($)	($)	($)	($)	($)
2024	PEO	920,841	(404,029)	619,285	(36,290)	(19,143)	—	1,080,664
	Non-PEO NEO	545,400	(166,538)	234,911	(12,883)	(6,738)	—	594,152
2023	PEO	738,166	(221,354)	268,308	(330,785)	(483,668)	—	(29,333)
	Non-PEO NEO	455,686	(76,824)	93,120	(119,105)	(133,575)	—	219,302
2022	PEO	1,416,069	(514,257)	489,662	(1,288,940)	(1,079,912)	—	(977,377)
	Non-PEO NEO	728,341	(178,480)	169,944	(384,373)	(334,596)	—	836

NOTE: There were no awards granted and vesting in the same fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our total shareholder return performance for the past three fiscal years.
Compensation Actually Paid vs. Net Income	The chart below highlights the alignment between “compensation actually paid” to our Named Executive Officers and our net income performance for the past three fiscal years.
Total Shareholder Return Amount	$ 22.68	25.08	45.77
Net Income (Loss)	$ (11,624,000)	(17,882,000)	15,811,000
PEO Name	Dr. Young
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (404,029)	(221,354)	(514,257)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,285	268,308	489,662
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,290)	(330,785)	(1,288,940)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,143)	(483,668)	(1,079,912)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,538)	(76,824)	(178,480)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,911	93,120	169,944
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,883)	(119,105)	(384,373)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,738)	$ (133,575)	$ (334,596)